Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Nov. 30, 2021	Aug. 31, 2021
Current Assets
Cash (Note 5)	$ 7,929	$ 13,447
Amounts receivable (Note 6)	502	460
Prepaid and other assets (Note 7)	150	332
Inventory (Note 8)	1,517	1,179
Current assets	10,098	15,418
Mineral property, plant and equipment (Note 9)	43,870	2,482
Exploration and evaluation assets and expenditures (Note 10)		38,618
Assets	53,968	56,518
Current Liabilities
Trade, other payables and accrued liabilities (Note 11, 17)	3,967	5,263
Derivative warrant liabilities (Note 12)	1,941	2,149
Current liabilities	5,908	7,412
Asset Retirement Obligation	2,715	2,681
Liabilities	8,623	10,093
Shareholders’ equity
Share capital (Note 13)	158,227	158,129
Share based payment reserve (Note 14)	6,660	5,680
Warrants reserve (Note 15)	1,606	1,606
Accumulated deficit	(119,479)	(117,457)
Equity attributable to owners of the Company	47,014	47,958
Non-controlling interests (Note 16)	(1,669)	(1,533)
Total shareholders’ equity	45,345	46,425
Total Shareholders’ Equity and Liabilities	$ 53,968	$ 56,518